Retirement Plans	12 Months Ended
Dec. 31, 2014
Retirement Plans
Retirement Plans

NOTE 5 — Retirement Plans

CTS has a number of noncontributory defined benefit pension plans ("Pension Plans") covering approximately 13% of its active employees. Pension Plans covering salaried employees provide pension benefits that are based on the employees´ years of service and compensation prior to retirement. Pension Plans covering hourly employees generally provide benefits of stated amounts for each year of service.

CTS provides postretirement life insurance benefits for certain retired employees. Domestic employees who were hired prior to 1982 and certain domestic union employees are eligible for life insurance benefits upon retirement. CTS funds life insurance benefits through term life insurance policies and intends to continue funding all of the premiums on a pay-as-you-go basis.

CTS recognizes the funded status of a benefit plan in its statement of financial position. The funded status is measured as the difference between plan assets at fair value and the projected benefit obligation. CTS also recognizes, as a component of other comprehensive income, net of tax, the gains or losses and prior service costs or credits that arise during the period but are not recognized as components of net periodic benefit/cost.

The measurement dates for the Pension Plans for CTS' domestic and foreign locations was December 31, 2014 and 2013.

During 2013, a modification was made to the CTS Corporation Domestic Pension Plans freezing benefits for all salaried and non-bargaining unit hourly participants effective December 31, 2013. We recorded a curtailment charge of $651,000 for the year ended December 31, 2013 in conjunction with the freeze.

During 2014, CTS approved a plan to terminate the U.K. Limited Retirement Benefits Scheme ("the UK Plan"). The pension liability will be settled in a purchased annuity. CTS expects to complete the termination of the pension plan by the end of 2015.

The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the Pension Plans domestic and foreign locations plan at that measurement dates.

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2014	2013	2014	2013

Accumulated benefit obligation	$284,365	$264,828	$16,168	$15,150

Change in projected benefit obligation:
Projected benefit obligation at January 1	$264,828	$274,497	$16,028	$16,220
Service cost	192	2,435	83	110
Interest cost	12,214	11,046	608	536
Benefits paid	(19,021)	(13,526)	(1,024)	(1,297)
Actuarial loss (gain)	26,152	(5,473)	1,468	295
Loss due to curtailment	—	(4,151)	—	—
Foreign exchange impact and other	—	—	(995)	163

Projected benefit obligation at December 31	$284,365	$264,828	$16,168	$16,027

Change in plan assets:
Assets at fair value at January 1	$314,211	$265,622	$14,867	$13,369
Actual return on assets	13,961	62,012	(2,258)	209
Company contributions	5,302	103	4,478	2,307
Benefits paid	(19,021)	(13,526)	(1,024)	(1,297)
Foreign exchange impact and other	—	—	(935)	279

Assets at fair value at December 31	$314,453	$314,211	$15,128	$14,867

Funded status (plan assets less projected benefit obligations)	$30,088	$49,383	$(1,040)	$(1,160)

The measurement dates for the other post retirement plan were December 31, 2014 and 2013. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the other post retirement plan at that measurement dates.

	Other Postretirement Benefit Plan
($ in thousands)	2014	2013

Accumulated benefit obligation	$5,194	$4,916

Change in projected benefit obligation:
Projected benefit obligation at January 1	$4,916	$5,666
Service cost	4	7
Interest cost	230	223
Actuarial loss (gain)	223	(798)
Benefits paid	(179)	(182)

Projected benefit obligation at December 31	$5,194	$4,916

Change in plan assets:
Assets at fair value at January 1	$—	$—
Actual return on assets	—	—
Company contributions	179	182
Benefits paid	(179)	(182)
Other	—	—

Assets at fair value at December 31	$—	$—

Funded status (plan assets less projected benefit obligations)	$(5,194)	$(4,916)

The components of the prepaid (accrued) cost of the domestic and foreign pension plans, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2014	2013	2014	2013

Prepaid pension asset	$31,581	$55,839	$518	$557
Other accrued liabilities	—	(4,814)	—	—
Post retirement obligations	(1,493)	(1,642)	(1,558)	(1,717)

	$30,088	$49,383	$(1,040)	$(1,160)

The components of the (accrued) cost of the other postretirement benefit plan, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Other Postretirement Benefit Plan
($ in thousands)	2014	2013

Other accrued liabilities	$(342)	$(341)
Other long-term obligations	(4,852)	(4,575)

	$(5,194)	$(4,916)

CTS has also recorded the following amounts to Accumulated Other Comprehensive Loss for the domestic and foreign pension plans, net of tax:

	Domestic Plans
				Foreign Plans
		Prior Service Cost
($ in thousands)	Unrecognized Loss		Total	Unrecognized Loss

Balance at January 1, 2013	$115,933	$679	$116,612	$4,492
Amortization of retirement benefits, net of tax	(4,509)	(277)	(4,786)	(298)
Settlements and curtailments	(428)	(402)	(830)	—
Net actuarial (loss) gain	(31,778)	—	(31,778)	451
Foreign exchange impact	—	—	—	(3)

Balance at January 1, 2014	$79,218	$—	$79,218	$4,642
Amortization of retirement benefits, net of tax	(3,523)	—	(3,523)	(183)
Settlements and curtailments	(106)	—	(106)	—
Net actuarial gain/(loss)	20,605	—	20,605	4,290
Foreign exchange impact	—	—	—	(259)

Balance at December 31, 2014	$96,194	$—	$96,194	$8,490

CTS has also recorded the following amounts to Accumulated Other Comprehensive loss for other postretirement benefit plan, net of tax:

($ in thousands)	Unrecognized (Gain) loss

Balance at January 1, 2013	$(261)
Net actuarial loss	(494)

Balance at January 1, 2014	$(755)
Amortization of retirement benefits, net of tax	98
Net actuarial gain	140

Balance at December 31, 2014	$(517)

CTS expects to recognize, on a pre-tax basis, approximately $6,700,000 of losses in 2015 related to its Pension Plans. CTS does not expect to recognize any significant amounts of the Other Postretirement Benefit Plan unrecognized amounts in 2015.The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for those Pension Plans with accumulated benefit obligation in excess of fair value of plan assets is shown below:

	As of December 31,
($ in thousands)	2014	2013

Projected benefit obligation	$4,612	$10,098
Accumulated benefit obligation	3,860	4,807
Fair value of plan assets	1,562	1,923

Net pension expense (income) includes the following components:

	Year Ended December 31,			Year Ended December 31,
	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	2014	2013	2012	2014	2013	2012

Service cost	$192	$2,435	$2,735	$83	$110	$125
Interest cost	12,214	11,046	11,935	608	536	571
Expected return on plan assets(1)	(20,833)	(20,217)	(21,506)	(677)	(474)	(445)
Amortization of unrecognized:
Prior service cost	—	498	605	—	—	—
Loss	5,644	7,245	6,062	231	378	296
Additional cost due to early retirement	172	692	282	—	—	—
Curtailment loss	—	651	—	—	—	—

Net expense/(income)	$(2,611)	$2,350	$113	$245	$550	$547

Weighted-average actuarial assumptions(2)
Benefit obligation assumptions:
Discount rate	4.07%	4.84%	4.06%	3.13%	3.85%	3.46%
Rate of compensation increase	0%	3.00%	3.00%	0.48%	0.56%	0.69%
Pension expense/(income) assumptions:
Discount rate	4.84%	4.06%	4.91%	3.85%	3.46%	3.86%
Expected return on plan assets(1)	7.50%	7.75%	8.00%	4.06%	3.10%	3.00%
Rate of compensation increase	0%	3.00%	3.00%	0.57%	0.69%	0.72%

(1)	Expected return on plan assets is net of expected investment expenses and certain administrative expenses.
(2)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Net postretirement expense includes the following components:

	Other Postretirement Benefit Plan
	Year Ended December 31,
($ in thousands)	2014	2013	2012

Service cost	$4	$7	$9
Interest cost	230	223	255
Amortization of unrecognized:
Gain	(158)	—	(40)

Net (income)/expense	$76	$230	$224

Weighted-average actuarial assumptions(1)
Benefit obligation assumptions:
Discount rate	4.07%	4.84%	4.06%
Rate of compensation increase	0%	0%	0%
Pension income/postretirement Expense assumptions:
Discount rate	4.84%	4.06%	4.91%
Rate of compensation increase	0%	0%	0%

(1)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

The discount rate utilized to estimate CTS' pension and postretirement obligations is based on market conditions at December 31, 2014, and is determined using a model consisting of high quality bond portfolios that match cash flows of the plans' projected benefit payments based on the plan participants' service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high quality bonds whose maturity dates match the timing and amount of expected future benefit payments.

The discount rate used to determine 2014 pension income and postretirement expense for CTS' pension and postretirement plans is based on market conditions at December 31, 2013 and is the interest rate used to estimate interest incurred on the outstanding projected benefit obligations during the period.

CTS utilizes a building block approach in determining the long-term rate of return for plan assets. Historical markets are reviewed and long-term relationships between equities and fixed-income are preserved consistent with the generally accepted capital market principle that assets with higher volatility generate a greater return over the long term. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established via a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to ensure for reasonableness and appropriateness.

CTS´ pension plan asset allocation at December 31, 2014 and 2013, and target allocation for 2015 by asset category are as follows:

	Target Allocations	Percentage of Plan Assets at December 31,
Asset Category	2015	2014	2013

Equity securities(1)	60%	60%	67%
Debt securities	25%	25%	20%
Other	15%	15%	13%

Total	100%	100%	100%

(1)

Equity securities include CTS common stock in the amounts of approximately $26,000,000 (8% of total plan assets) at December 31, 2014 and approximately $29,000,000 (9% of total plan assets) at December 31, 2013.

CTS employs a total return on investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and funded status. The investment portfolio primarily contains a diversified mix of equity and fixed-income investments. The equity investments are diversified across U.S. and non-U.S. stocks. Other assets such as private equity are used modestly to enhance long-term returns while improving portfolio diversification. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements, and asset/liability studies at regular intervals.

The following table summarizes the fair values of CTS' pension plan assets:

	As of December 31,
($ in thousands)	2014	2013

Equity securities — U.S. holdings(1)	$174,153	$175,293
Equity securities — non-U.S. holdings(1)	14,050	16,866
Equity funds — International LP(1)	15,636	15,711
Equity funds — U.S. LP(1)	13,077	12,454
Corporate Bonds(2)	47,417	50,199
Cash and cash equivalents(3)	5,889	9,994
Debt securities issued by U.S., state and local governments(5)	14,484	10,487
Partnerships(7)	11,239	9,010
Long/short equity-focused hedge funds(6)	5,367	11,147
International hedge funds(4)	11,679	10,958
Mortgage-backed securities(8)	3,796	5,176
Fixed annuities(9)	12,475	1,620
Other asset-backed securities	319	163

Total fair value of plan assets	$329,581	$329,078

The fair values at December 31, 2014 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$174,153	$—	$—	$174,153
Equity securities — non-U.S. holdings(1)	14,048	2	—	14,050
Equity funds — International LP(1)	—	15,636	—	15,636
Equity funds — U.S. LP(1)	—	13,077	—	13,077
Corporate Bonds(2)	—	47,417	—	47,417
Cash and cash equivalents(3)	5,889	—	—	5,889
Debt securities issued by U.S. and U.K., state and local governments(5)	—	14,484	—	14,484
Partnerships(7)	—	—	11,239	11,239
Long/short equity-focused hedge funds(6)	—	—	5,367	5,367
International hedge funds(4)	—	—	11,679	11,679
Mortgage-backed securities(8)	—	3,796	—	3,796
Fixed annuity contracts(9)	—	—	12,475	12,475
Other asset-backed securities	—	319	—	319

Total	$194,090	$94,731	$40,760	$329,581

The fair values at December 31, 2013 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities — U.S. holdings(1)	$175,293	$—	$—	$175,293
Equity securities — non-U.S. holdings(1)	16,866	—	—	16,866
Equity funds — International LP(1)	—	15,711	—	15,711
Equity funds — U.S. LP(1)	—	12,454	—	12,454
Corporate Bonds(2)	—	50,199	—	50,199
Cash and cash equivalents(3)	9,994	—	—	9,994
Debt securities issued by U.S. and U.K., state and local governments(5)	—	10,487	—	10,487
Partnerships(7)	—	—	9,010	9,010
Long/short equity-focused hedge funds(6)	—	—	11,147	11,147
International hedge funds(4)	—	—	10,958	10,958
Mortgage-backed securities(8)	—	5,176	—	5,176
Fixed annuity contracts(9)	—	—	1,620	1,620
Other asset-backed securities	—	163	—	163

Total	$202,153	$94,190	$32,735	$329,078

(1)

Comprised of common stocks of companies in various industries. The Pension Plan fund manager may shift investments from value to growth strategies or vice-versa, from small cap to large cap stocks or vice-versa, in order to meet the Pension Plan's investment objectives, which are to provide for a reasonable amount of long-term growth of capital without undue exposure to volatility, and protect the assets from erosion of purchasing power.

(2)	Comprised of investment grade securities of companies in various industries.
(3)	Comprised of investment grade short-term investment funds.
(4)

This fund allocates its capital across several direct hedge-fund organizations. This fund invests with hedge funds that employ "non-directional" strategies. These strategies do not require the direction of the markets to generate returns. The majority of these hedge funds generate returns by the occurrence of key events such as bankruptcies, mergers, spin-offs, etc.

(5)	Comprised of investment grade securities that are backed by the U.S., state or local governments.
(6)	The hedge fund manager utilizes fundamental research and invests in equities both long (seeking price appreciation) and short (expectation that the stock will fall) instruments.
(7)	Comprised of partnerships that invest in various U.S. and international industries.
(8)

Comprised of investment grade securities in which approximately $941,224 and $1,148,218 are backed by the U.S. government for the years ended December 31, 2014 and December 31, 2013, and the remainder by commercial real estate.

(9)	Comprised of fixed annuity contracts purchased at market value when plan participants retire.

The Pension Plan assets recorded at fair value are measured and classified in a hierarchy for disclosure purposes consisting of three levels based on the observability of inputs available in the marketplace used to measure fair value as discussed below:

•

Level 1:  Fair value measurements that are quoted prices (unadjusted) in active markets that the pension plan trustees have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.

•

Level 2:  Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. Level 2 inputs include quoted prices for similar assets in active or inactive markets, and inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves that are observable at commonly quoted intervals. Certain of our pension assets valued by Level 2 inputs are comprised of partnership investments which are not exchange traded and are valued at their Net Asset Values ("NAV") which are considered observable inputs.

•	Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable.

The table below reconciles the Level 3 international hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2012	$10,395
Capital contributions	—
Realized and unrealized gain	563

Fair value of Level 3 hedge fund assets at December 31, 2013	$10,958

Capital contributions	—
Realized and unrealized gain	721

Fair value of Level 3 hedge fund assets at December 31, 2014	$11,679

The table below reconciles the Level 3 long/short equity-focused hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2012	$9,937
Capital contributions	4,650
Capital distributions	(4,697)
Realized and unrealized gain	1,257

Fair value of Level 3 hedge fund assets at December 31, 2013	$11,147

Capital contributions	—
Capital distributions	(6,178)
Realized and unrealized gain	398

Fair value of Level 3 hedge fund assets at December 31, 2014	$5,367

The hedge fund manager reviews the net asset values of the underlying portfolio of hedge funds and also the hedge fund positions within the portfolio. If the positions cannot be exited within one year these funds are considered level 3 investments within the fair value hierarchy.

The table below reconciles the Level 3 partnership assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 partnership assets at January 1, 2013	$6,330
Capital contributions	2,462
Net ordinary gain attributable to partnership assets	—
Realized and unrealized gain	822
Capital distributions	(604)

Fair value of Level 3 partnership assets at December 31, 2013	9,010
Capital contributions	2,570
Net ordinary gain attributable to partnership assets	—
Realized and unrealized gain	1,733
Capital distributions	(2,074)

Fair value of Level 3 partnership assets at December 31, 2014	$11,239

The partnership fund manager uses a market approach in estimating the fair value of the plan's Level 3 asset. The market approach estimates the fair value by first, determining the entity's earnings before interest, taxes, depreciation and amortization and then multiplying that value by an estimated multiple. When establishing an appropriate multiple, the fund manager considers recent comparable private company transactions and multiples paid. The entity's net debt is then subtracted from the calculated amount to arrive at an estimated fair value for the entity. The fund manager's goal is to provide a conservative estimate of the fair value of such assets and to utilize conservative estimates of multiples used in establishing such fair values.

The fixed annuity contracts were purchased at market value when plan participants retire in order to provide these participants with the pension benefits under the rules of the pension plan. Once purchased, these annuities have no tradable value. Fair value has instead been assessed as the present value, using certain actuarial assumptions, of the stream of expected payments. Accordingly, these fixed annuities are classified as Level 3 under the fair value hierarchy.

The table below reconciles the Level 3 fixed annuity contracts within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 fixed annuity contracts at January 1, 2013	$1,681
Purchases	—
Benefits paid	(108)
Net gain	47

Fair value of Level 3 fixed annuity contracts at December 31, 2013	1,620
Purchases	11,530
Benefits paid	(117)
Net loss	(558)

Fair value of Level 3 fixed annuity contracts at December 31, 2014	$12,475

CTS expects to make $400,000 of contributions to the domestic plans and $4,600,000 of contributions to the foreign plans during 2015.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($ in thousands)	Domestic Pension Plans	Foreign Pension Plans	Other Postretirement Benefit Plan

2015	$15,652	$413	$342
2016	16,532	558	336
2017	16,763	421	329
2018	16,873	555	322
2019	17,124	651	315
Thereafter	86,449	4,217	1,459

Defined Contribution Plans

CTS sponsors a 401(k) plan that covers substantially all of its U.S. employees. Contributions and costs are generally determined as a percentage of the covered employee's annual salary.

Expenses related to defined contribution plans include the following:

	Year Ended December 31,
($ in thousands)	2014	2013	2012

401(k) and other plan expense	$3,719	$4,651	$5,078